Transactions with related parties	12 Months Ended
Dec. 31, 2017
Transactions with related parties (Tables) [Abstract]
Transactions with related parties

40.  Transactions with related parties

Related party transactions are carried out under conditions and at rates consistent with those entered into with third parties, when applicable, and effective on the dates of the operations.

The main transactions with related parties are presented as follows:

	R$ thousand
	Controllers (1)		Associates and Jointly controlled companies (2)		Key Management Personnel (3)		Total
	On December 31
	2017	2016	2017	2016	2017	2016	2017	2016
Assets
Loans and advances to banks	-	-	724,369	1,033,479	-	-	724,369	1,033,479
Other assets	-	-	3,572	6,128	-	-	3,572	6,128
Liabilities
Deposits from customers	931,141	1,374,940	103,734	62,928	87,213	86,594	1,122,088	1,524,462
Funds from issuance of securities	6,632,932	5,755,615	244,082	398,549	1,405,203	823,527	8,282,217	6,977,691
Social and statutory	2,275,419	1,770,149	-	-	-	-	2,275,419	1,770,149
Other liabilities	-	-	8,827,877	13,704	-	-	8,827,877	13,704

	R$ thousand
	Controllers (1)			Associates and Jointly controlled companies (2)			Key Management Personnel (3)			Total
	Years ended December 31
	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
Revenues and expenses
Net interest income	(887,059)	(1,129,931)	(78,813)	40,671	(41,814)	(426)	(84,818)	(108,333)	(88,344)	(931,206)	(1,280,078)	(167,583)
Other revenues	-	-	-	441,381	360,286	337,070	-	-	-	441,381	360,286	337,070
Other expenses	(2,652)	(2,391)	(2,160)	(289,100)	(224,444)	(246,504)	-	-	-	(291,752)	(226,835)	(248,664)

(1) Cidade de Deus Cia. Cial. de Participações, Fundação Bradesco, NCF Participações S.A., Titanium Holdings S.A., BBD Participações S.A. and Nova Cidade de Deus Participações S.A.;

(2) Companies listed in Note 2; and

(3) Members of the Board of Directors and the Board of Executive Officers.

a) Remuneration of key management personnel

The following is established each year at the Annual Shareholders' Meeting:

•       The annual grand total amount of management compensation, set forth at the Board of Directors Meetings, to be paid to board members and members of the Board of Executive Officers, as determined by the Company's Bylaws; and

•       The amount allocated to finance Management pension plans, within the Employee and Management pension plan of the Bradesco.

For 2017, the maximum amount of R$ 468,700  thousand was set for Management compensation and R$ 487,700 thousand to finance defined contribution pension plans.

The current policy on Management compensation sets forth that 50% of net variable compensation, if any, must be allocated to the acquisition of PNB issued by BBD Participações S.A. and / or issued PN shares of Bradesco Bank S.A., which vest in three equal, annual and successive installments, the first of which is in the year following the payment date. This procedure complies with Resolution no 3921/10, which sets forth a management compensation policy for financial institutions.

Short-term benefits for management

	R$ thousand
	Years ended December 31
	2017	2016	2015
Salaries	456,262	441,592	309,864
Total	456,262	441,592	309,864

Post-employment benefits

	R$ thousand
	Years ended December 31
	2017	2016	2015
Defined contribution supplementary pension plans	473,663	251,250	311,670
Total	473,663	251,250	311,670

The Organization has no long-term benefits for the termination of employment contracts or for remuneration based on shares for its key management personnel.

Other information

a)   Under current law, financial institutions are not allowed to grant loans or advances to:

(i)      Officers and members of the advisory, administrative, fiscal or similar councils, as well as to their respective spouses and family members up to the second degree;

(ii)     Individuals or corporations that own more than 10% of their capital; and

(iii)    Corporations in which the financial institution itself, any officers or administrators of the institution, as well as their spouses and respective family members up to the second degree own more than 10% of equity.

Therefore, no loans or advances are granted by the financial institutions to any subsidiary, members of the Board of Directors or Board of Executive Officers and their relatives.

b)   Equity participation

Together directly, members of the Board of Directors and Board of the Executive Officers had the following shareholding in Bradesco:

	On December 31
	2017	2016
Common shares	0.5%	0.7%
Preferred shares	1.0%	1.1%
Total shares (1)	0.8%	0.9%

(1)  In December 31, 2017, direct and indirect shareholding of the members of Board of Directors and Board of Executive Officers in Bradesco totaled 2.3% of common shares, 1.1% of preferred shares and 1.7% of all shares (2016 - 2.8% of common shares, 1.2% of preferred shares and 2.0% of all shares).